Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012		Jan. 30, 2011
Current assets:
Cash and cash equivalents	$ 158	$ 111		$ 292
Cash restricted for debt redemption	985
Receivables, less allowance for doubtful accounts of 25, $32 and $36	1,105	1,002		907
Inventories	994	1,108		1,035
Deferred tax asset	65	58		102
Other current assets	45	47		45
Total current assets	3,352	2,326		2,381
Property and equipment, net	390	398		390
Goodwill	3,279	3,151		3,150
Intangible assets, net	518	735		992
Other assets	139	128		176
Total assets	7,678	6,738	[1]	7,089	[1]
Current liabilities:
Accounts payable	779	714		805
Accrued compensation and benefits	137	140		118
Current installments of long-term debt	940	82		10
Other current liabilities	217	378		272
Total current liabilities	2,073	1,314		1,205
Long term debt, excluding current installments	5,975	5,380		5,239
Deferred tax liabilities	149	111		101
Other liabilities	362	361		448
Total liabilities	8,559	7,166		6,993
Stockholder's equity (deficit):
Common stock, par value $0.01; authorized 1,000 shares; issued and outstanding 1,000 shares at October 28, 2012, January 29, 2012 and January 30, 2012
Paid-in capital	2,693	2,680		2,660
Accumulated deficit	(3,572)	(3,106)		(2,563)
Accumulated other comprehensive income (loss)	(2)	(2)		(1)
Total stockholder's equity (deficit)	(881)	(428)		96
Total liabilities and stockholder's equity (deficit)	$ 7,678	$ 6,738		$ 7,089

[1]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.